17. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets
Schedule of indefinite life intangible assets

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2017	$609,397	$17,000	$13,161	$639,558
Additions	—	—	12,577	12,577
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(2,654)	—	—	(2,654)
Cost as at December 31, 2017 and January 1, 2018	606,743	17,000	25,738	649,481
Additions	—	—	21,311	21,311
Disposals/retirements	—	—	—	—
Impact of foreign exchange	3,252	—	—	3,252
Cost as at December 31, 2018	$609,995	$17,000	$47,049	$674,044
Accumulated impairment as at January 1, 2017	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2017 and January 1, 2018	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2018	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2017	$605,643	$17,000	$25,738	$648,381
As at December 31, 2018	$608,895	$17,000	$47,049	$672,944

Schedule of finite life intangible assets

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Other	Total finite life intangible assets
Cost as at January 1, 2017	$235,896	$198,652	$23,142	$16,718	$38,575	$59	$513,042
Additions	—	—	—	—	155	—	155
Disposals/retirements	—	(1)	—	—	—	—	(1)
Impact of foreign exchange	(261)	(337)	—	—	(3,140)	—	(3,738)
Cost as at December 31, 2017 and January 1, 2018	235,635	198,314	23,142	16,718	35,590	59	509,458
Additions	—	—	—	—	36	—	36
Disposals/retirements	—	—	—	—	(94)	—	(94)
Impact of foreign exchange	320	413	—	—	(2,658)	—	(1,925)
Cost as at December 31, 2018	$235,955	$198,727	$23,142	$16,718	$32,874	$59	$507,475
Accumulated amortization and impairment as at January 1, 2017	$(190,917)	$(108,850)	$(6,335)	$(10,017)	$(2,839)	$(30)	$(318,988)
Amortization	(8,749)	(11,434)	(2,890)	(925)	(2,329)	(3)	(26,330)
Disposals/retirements	—	1	—	—	—	—	1
Impact of foreign exchange	243	141	—	—	89	—	473
Accumulated amortization and impairment as at December 31, 2017 and January 1, 2018	(199,423)	(120,142)	(9,225)	(10,942)	(5,079)	(33)	(344,844)
Amortization	(8,020)	(10,114)	(2,891)	(924)	(2,352)	(4)	(24,305)
Disposals/retirements	—	—	—	—	94	—	94
Impact of foreign exchange	(327)	(308)	—	—	425	—	(210)
Accumulated amortization and impairment as at December 31, 2018	$(207,770)	$(130,564)	$(12,116)	$(11,866)	$(6,912)	$(37)	$(369,265)
Net carrying values
As at December 31, 2017	$36,212	$78,172	$13,917	$5,776	$30,511	$26	$164,614
As at December 31, 2018	$28,185	$68,163	$11,026	$4,852	$25,962	$22	$138,210

Schedule of indefinite and finite life intangible assets

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2018			As at December 31, 2017
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangible assets	$674,044	$(1,100)	$672,944	$649,481	$(1,100)	$648,381
Finite life intangible assets	507,475	(369,265)	138,210	509,458	(344,844)	164,614
Total intangible assets	$1,181,519	$(370,365)	$811,154	$1,158,939	$(345,944)	$812,995

Schedule of remaining useful lives of intangible assets

The following are the remaining useful lives of the intangible assets:

Years
Revenue backlog	1 to 6
Customer relationships	1 to 10
Customer contracts	2 to 8
Transponder rights	4
Concession rights	1 to 12
Patent	7

Schedule of recoverable amount, for indefinite life intangible assets valued using income approach

The recoverable amount, for indefinite life intangible assets valued using the income approach, which is equal to the fair value less costs of disposal, was calculated using the following assumptions:

	2017	2016
Discount rate	10.00%	10.25% to 10.75%